Not FDIC Insured May Lose Value No Bank Guarantee
1115-Q1PH

Statement of Investments
(unaudited)
Franklin New York Tax-Free Income Fund 2
Notes to Statement of Investments 11

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited), August 31, 2021
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.8%
Illinois 1.7%
Metropolitan Pier & Exposition Authority ,
Revenue, 2020 A, Refunding, 5%, 6/15/50 ............................... $ 5,160,000 $ 6,331,238
a
Revenue, 2022 A, Refunding, 4%, 12/15/42 .............................. 6,970,000 8,039,811
a
Revenue, 2022 A, Refunding, 4%, 12/15/47 .............................. 10,310,000 11,766,524
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 10,000,000 11,886,409
GO, 2016, 5%, 11/01/34 ............................................. 1,660,000 1,938,985
GO, 2017 C, 5%, 11/01/29 ........................................... 7,000,000 8,492,191
GO, 2017 D, 5%, 11/01/27 ........................................... 4,850,000 5,975,013
GO, 2019 B, 4%, 11/01/33 ........................................... 1,250,000 1,459,265
GO, 2021 A, 5%, 3/01/33 ............................................ 2,500,000 3,229,265
GO, 2021 A, 4%, 3/01/39 ............................................ 2,700,000 3,157,344
GO, 2021 A, 4%, 3/01/41 ............................................ 1,000,000 1,162,708
63,438,753
New Jersey 0.4%
New Jersey Economic Development Authority , Revenue , 2021 QQQ , 4% , 6/15/50 ...
1,500,000 1,734,925
New Jersey Transportation Trust Fund Authority ,
Revenue, 2020 AA, 5%, 6/15/39 ....................................... 2,000,000 2,570,191
Revenue, 2020 AA, 5%, 6/15/40 ....................................... 2,500,000 3,198,621
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 5,000,000 5,812,272
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 1,500,000 1,798,694
15,114,703
New York 96.5%
Battery Park City Authority , Revenue, Senior Lien , 2019 A , 5% , 11/01/49 ..........
16,130,000 20,621,144
Brookhaven Local Development Corp. ,
Active Retirement Community, Inc. Obligated Group, Revenue, 2020 A, 4%, 11/01/45 1,500,000 1,697,538
Active Retirement Community, Inc. Obligated Group, Revenue, 2020 A, 4%, 11/01/55 8,000,000 9,001,068
Broome County Local Development Corp. ,
United Health Services Hospitals Obligated Group, Revenue, 2020, Refunding,
AGMC Insured, 3%, 4/01/45 ........................................ 1,545,000 1,632,600
United Health Services Hospitals Obligated Group, Revenue, 2020, Refunding,
AGMC Insured, 3%, 4/01/50 ........................................ 5,500,000 5,783,996
Buffalo & Erie County Industrial Land Development Corp. ,
Catholic Health System Obligated Group, Revenue, 2015, 5.25%, 7/01/35 ....... 1,000,000 1,158,271
Catholic Health System Obligated Group, Revenue, 2015, 5%, 7/01/40 ......... 1,000,000 1,148,121
D'Youville College, Revenue, 2020 A, Refunding, 4%, 11/01/50 ................ 2,500,000 2,857,654
Build NYC Resource Corp. , Academic Leadership Charter School , Revenue , 2021 , 4% ,
6/15/36 ......................................................... 400,000 458,231
City of New Rochelle ,
Iona College, Revenue, 2015 A, Refunding, 5%, 7/01/40 .................... 1,250,000 1,391,752
Iona College, Revenue, 2015 A, Refunding, 5%, 7/01/45 .................... 1,425,000 1,578,017
City of New York ,
GO, 2002 D, 5.5%, 6/01/24 .......................................... 145,000 145,634
GO, 2006 G, AMBAC Insured, 5%, 8/01/22 ............................... 10,000 10,040
GO, 2014 J, Refunding, 5%, 8/01/32 ................................... 10,000,000 11,322,656
GO, 2015 C, Refunding, 5%, 8/01/29 ................................... 20,640,000 23,826,566
GO, 2015 C, Refunding, 5%, 8/01/31 ................................... 10,000,000 11,529,144
GO, 2015 C, Refunding, 5%, 8/01/32 ................................... 4,000,000 4,610,186
GO, 2015 C, Refunding, 5%, 8/01/33 ................................... 3,000,000 3,457,639
GO, 2015 C, Refunding, 5%, 8/01/34 ................................... 1,500,000 1,728,820
GO, 2017 B, 5%, 12/01/41 ........................................... 7,000,000 8,502,750
GO, 2018 B-1, 5%, 10/01/38 ......................................... 6,250,000 7,671,067
GO, 2018 E-1, 5%, 3/01/39 .......................................... 16,210,000 19,985,630
GO, 2018 E-1, 5%, 3/01/40 .......................................... 7,500,000 9,242,074
GO, 2018 E-1, 5%, 3/01/44 .......................................... 12,500,000 15,306,791

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
City of New York, (continued)
GO, 2018 F-1, 5%, 4/01/40 .......................................... $ 6,830,000 $ 8,435,894
GO, 2018 F-1, 5%, 4/01/45 .......................................... 10,000,000 12,249,213
GO, 2019 D-1, 4%, 12/01/43 ......................................... 10,000,000 11,616,982
GO, 2019 D-1, 5%, 12/01/44 ......................................... 10,000,000 12,491,783
GO, 2020 A(A-1), 5%, 8/01/43 ........................................ 5,000,000 6,286,164
GO, 2021 C, 4%, 8/01/41 ............................................ 3,000,000 3,562,847
County of Nassau , GO , 2013 C , AGMC Insured , 5% , 4/01/43 ...................
26,665,000 28,412,229
Dutchess County Local Development Corp. ,
Health QuestSystems Obligated Group, Revenue, 2016 B, 5%, 7/01/31 ......... 10,550,000 12,634,293
Nuvance Health Obligated Group, Revenue, 2019 B, Refunding, 4%, 7/01/44 ..... 1,900,000 2,200,164
Nuvance Health Obligated Group, Revenue, 2019 B, Refunding, 4%, 7/01/49 ..... 3,000,000 3,453,600
Vassar College, Revenue, 2017, Refunding, 5%, 7/01/42 .................... 5,000,000 6,108,446
Vassar College, Revenue, 2017, Refunding, 4%, 7/01/46 .................... 5,715,000 6,576,822
Erie County Industrial Development Agency (The) , Buffalo City School District ,
Revenue , 2013 A , Refunding , 5% , 5/01/28 ............................... 8,100,000 8,722,696
Hempstead Town Local Development Corp. ,
Hofstra University, Revenue, 2017, Refunding, 5%, 7/01/42 .................. 1,250,000 1,526,320
Hofstra University, Revenue, 2017, Refunding, 5%, 7/01/47 .................. 5,250,000 6,377,470
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/39 ................. 575,000 703,241
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/40 ................. 715,000 872,340
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/41 ................. 625,000 760,265
Hofstra University, Revenue, 2021 A, Refunding, 3%, 7/01/51 ................. 3,000,000 3,213,701
Hudson Yards Infrastructure Corp. ,
Revenue, 2017 A, Refunding, 5%, 2/15/42 ............................... 20,000,000 23,862,350
Revenue, 2017 A, Refunding, 4%, 2/15/44 ............................... 13,680,000 15,338,041
Revenue, 2017 A, Refunding, 5%, 2/15/45 ............................... 15,000,000 17,852,277
Revenue, Senior Lien, 2012 A, 5.25%, 2/15/47 ............................ 32,285,000 32,410,372
Long Island Power Authority ,
Revenue, 2012 A, 5%, 9/01/42 ........................................ 14,700,000 15,387,666
Revenue, 2014 A, Refunding, 5%, 9/01/44 ............................... 5,000,000 5,617,113
Revenue, 2016 B, Refunding, 5%, 9/01/36 ............................... 5,000,000 6,004,917
Revenue, 2016 B, Refunding, 5%, 9/01/41 ............................... 10,000,000 11,971,930
Revenue, 2016 B, Refunding, 5%, 9/01/46 ............................... 18,000,000 21,500,894
Revenue, 2018, 5%, 9/01/39 ......................................... 5,000,000 6,315,329
Revenue, 2019 A, 4%, 9/01/37 ........................................ 19,550,000 23,029,268
Revenue, 2020 A, Refunding, 5%, 9/01/38 ............................... 1,500,000 1,959,261
Metropolitan Transportation Authority ,
Revenue, 2003 A, AGMC Insured, 5.5%, 11/15/23 ......................... 7,460,000 8,284,186
Revenue, 2012 C, 5%, 11/15/31 ....................................... 10,000,000 10,513,913
Revenue, 2012 C, 5%, 11/15/41 ....................................... 10,670,000 11,207,762
Revenue, 2013 A, 5%, 11/15/38 ....................................... 7,280,000 7,757,185
Revenue, 2013 D, 5%, 11/15/43 ....................................... 10,000,000 10,812,858
Revenue, 2014 B, 5.25%, 11/15/35 .................................... 4,000,000 4,451,005
Revenue, 2015 A-1, 5%, 11/15/45 ..................................... 10,000,000 11,282,998
Revenue, 2015 C-1, Refunding, 5%, 11/15/35 ............................ 5,000,000 5,771,662
Revenue, 2016 B, Refunding, 5%, 11/15/33 .............................. 6,000,000 7,159,786
Revenue, 2016 B, Refunding, 5%, 11/15/35 .............................. 4,000,000 4,763,256
Revenue, 2016 B, Refunding, 5%, 11/15/37 .............................. 18,500,000 21,931,911
Revenue, 2016 D, Refunding, 5%, 11/15/30 .............................. 10,305,000 12,362,934
Revenue, 2017 A-1, Refunding, 5%, 11/15/51 ............................. 2,505,000 2,955,403
Revenue, 2017 C-1, Refunding, 5%, 11/15/30 ............................ 6,215,000 7,699,752
Revenue, 2017 D, Refunding, 4%, 11/15/42 .............................. 20,000,000 22,952,716
Revenue, 2017 D, Refunding, 4%, 11/15/46 .............................. 5,000,000 5,706,489
Revenue, 2019 C, AGMC Insured, 4%, 11/15/45 ........................... 8,000,000 9,390,273
Revenue, 2020 A-1, 5%, 11/15/48 ..................................... 10,000,000 12,316,078
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 3,000,000 3,669,896

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Metropolitan Transportation Authority, (continued)
Revenue, 2021 A-1, 4%, 11/15/46 ..................................... $ 5,000,000 $ 5,781,574
Dedicated Tax Fund, Revenue, 2016 B-2, Refunding, 5%, 11/15/39 ............ 4,775,000 5,731,312
Dedicated Tax Fund, Revenue, 2017 A, 5%, 11/15/47 ....................... 30,375,000 36,461,269
Dedicated Tax Fund, Revenue, 2017 B-1, Refunding, 5%, 11/15/35 ............ 6,000,000 7,436,682
Dedicated Tax Fund, Revenue, 2017 B-1, Refunding, 5%, 11/15/42 ............ 5,000,000 6,120,222
Dedicated Tax Fund, Revenue, 2017 B-1, Refunding, 5%, 11/15/47 ............ 13,505,000 16,438,616
Monroe County Industrial Development Corp. ,
Rochester General Hospital (The), Revenue, 2017, 5%, 12/01/46 .............. 15,000,000 17,290,926
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 4%,
12/01/35 ....................................................... 1,100,000 1,319,881
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 4%,
12/01/46 ....................................................... 8,560,000 9,846,297
b
True North Rochester Prep Charter School, Revenue, 144A, 2020 A, 5%, 6/01/50 . 1,265,000 1,490,063
b
True North Rochester Prep Charter School, Revenue, 144A, 2020 A, 5%, 6/01/59 . 1,080,000 1,264,893
University of Rochester, Revenue, 2013 A, Pre-Refunded, 5%, 7/01/38 .......... 6,350,000 6,915,222
University of Rochester, Revenue, 2013 B, Pre-Refunded, 5%, 7/01/43 ......... 5,000,000 5,445,057
University of Rochester, Revenue, 2015 A, Refunding, 5%, 7/01/30 ............ 3,275,000 3,818,460
University of Rochester, Revenue, 2015 A, Refunding, 5%, 7/01/32 ............ 2,000,000 2,323,932
University of Rochester, Revenue, 2015 A, Refunding, 5%, 7/01/37 ............ 1,780,000 2,054,297
University of Rochester, Revenue, 2017 C, Refunding, 4%, 7/01/43 ............ 44,445,000 50,958,397
University of Rochester, Revenue, 2020 A, 4%, 7/01/50 ..................... 16,500,000 19,300,862
New York City ,
Water & Sewer System, Revenue, 2017 AA, 4%, 6/15/46 .................... 24,290,000 27,635,794
Water & Sewer System, Revenue, 2017 DD, 5%, 6/15/47 .................... 33,800,000 40,923,151
Water & Sewer System, Revenue, 2018 BB-1, 5%, 6/15/46 .................. 20,875,000 25,367,225
Water & Sewer System, Revenue, 2018 CC-1, 5%, 6/15/48 .................. 38,475,000 46,676,054
Water & Sewer System, Revenue, 2018 FF, Refunding, 5%, 6/15/40 ............ 15,000,000 18,843,111
Water & Sewer System, Revenue, 2019 DD-1, 5%, 6/15/49 .................. 27,825,000 34,878,003
Water & Sewer System, Revenue, 2019 FF-1, 4%, 6/15/49 ................... 10,000,000 11,693,156
Water & Sewer System, Revenue, 2020 AA, Refunding, 5%, 6/15/40 ........... 10,000,000 12,956,744
Water & Sewer System, Revenue, 2020 BB-1, 4%, 6/15/49 .................. 20,000,000 23,589,162
New York City Health and Hospitals Corp. ,
Revenue, 2020 A, Refunding, 5%, 2/15/31 ............................... 610,000 821,935
Revenue, 2020 A, Refunding, 5%, 2/15/32 ............................... 635,000 847,325
Revenue, 2020 A, Refunding, 5%, 2/15/33 ............................... 675,000 897,528
Revenue, 2020 A, Refunding, 5%, 2/15/34 ............................... 460,000 609,437
Revenue, 2020 A, Refunding, 5%, 2/15/35 ............................... 495,000 653,972
Revenue, 2020 A, Refunding, 5%, 2/15/36 ............................... 520,000 684,244
Revenue, 2020 A, Refunding, 5%, 2/15/37 ............................... 325,000 426,299
Revenue, 2020 A, Refunding, 5%, 2/15/38 ............................... 345,000 451,360
Revenue, 2020 A, Refunding, 5%, 2/15/39 ............................... 900,000 1,174,279
Revenue, 2020 A, Refunding, 5%, 2/15/40 ............................... 790,000 1,028,399
Revenue, 2020 A, Refunding, 3%, 2/15/45 ............................... 1,250,000 1,340,560
Revenue, 2020 A, Refunding, 4%, 2/15/45 ............................... 1,800,000 2,130,952
Revenue, 2020 A, Refunding, 4%, 2/15/48 ............................... 880,000 1,038,535
New York City Housing Development Corp. ,
Revenue, 2018 K, 4%, 11/01/48 ....................................... 49,905,000 54,336,369
Revenue, 2019 G-1-B, Refunding, 3%, 11/01/44 ........................... 12,295,000 12,885,858
Revenue, 2019 J, 3%, 11/01/44 ....................................... 5,000,000 5,245,006
Revenue, 2020 C, FNMA Insured, 2.75%, 2/01/51 ......................... 10,000,000 10,236,014
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 3%, 1/01/46 5,000,000 5,346,437
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 3%, 3/01/49 .. 10,000,000 10,673,811
New York City Transitional Finance Authority ,
Building Aid, Revenue, 2019 S-1, 5%, 7/15/43 ............................ 5,230,000 6,514,982
Building Aid, Revenue, 2019 S-1, 5%, 7/15/45 ............................ 17,000,000 21,121,862

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Transitional Finance Authority, (continued)
Building Aid, Revenue, 2019 S-2A, Refunding, 5%, 7/15/34 .................. $ 4,235,000 $ 5,347,233
Building Aid, Revenue, 2019 S-3A, Refunding, 5%, 7/15/37 .................. 10,425,000 13,132,836
Building Aid, Revenue, 2020 S-1, 4%, 7/15/43 ............................ 11,800,000 13,947,752
Building Aid, Revenue, 2020 S-1, 4%, 7/15/44 ............................ 12,275,000 14,479,374
Building Aid, Revenue, 2020 S-1, 4%, 7/15/46 ............................ 5,000,000 5,873,183
Future Tax Secured, Revenue, 2013 I, 5%, 5/01/42 ........................ 45,000,000 48,334,225
Future Tax Secured, Revenue, 2014 D-1, 5%, 2/01/38 ...................... 17,000,000 18,838,502
Future Tax Secured, Revenue, 2014 D-1, 5%, 2/01/39 ...................... 24,135,000 26,726,643
Future Tax Secured, Revenue, 2014 D-1, 5%, 2/01/40 ...................... 18,300,000 20,246,401
Future Tax Secured, Revenue, 2015 A-1, 5%, 8/01/34 ...................... 10,115,000 11,468,652
Future Tax Secured, Revenue, 2015 E-1, 5%, 2/01/34 ...................... 10,000,000 11,532,826
Future Tax Secured, Revenue, 2015 E-1, 5%, 2/01/35 ...................... 10,000,000 11,518,108
Future Tax Secured, Revenue, 2017 A-1, 5%, 5/01/40 ...................... 13,415,000 15,961,289
Future Tax Secured, Revenue, 2017 C, Refunding, 5%, 11/01/33 .............. 6,500,000 7,981,383
Future Tax Secured, Revenue, 2017 F-1, 5%, 5/01/42 ...................... 4,340,000 5,275,449
Future Tax Secured, Revenue, 2018 A-3, 5%, 8/01/40 ...................... 3,270,000 4,024,586
Future Tax Secured, Revenue, 2018 A-3, 4%, 8/01/43 ...................... 5,645,000 6,480,198
Future Tax Secured, Revenue, 2018 B-1, 5%, 8/01/45 ...................... 17,500,000 21,375,977
Future Tax Secured, Revenue, 2018 C-3, 4%, 5/01/42 ...................... 7,410,000 8,586,712
Future Tax Secured, Revenue, 2019 A-1, 5%, 8/01/42 ...................... 5,000,000 6,231,480
Future Tax Secured, Revenue, 2019 C-1, 4%, 11/01/42 ..................... 7,500,000 8,847,909
Future Tax Secured, Revenue, 2020 A, 4%, 5/01/44 ........................ 10,000,000 11,751,639
Future Tax Secured, Revenue, F-1, 5%, 2/01/34 ........................... 5,000,000 5,332,569
Future Tax Secured, Revenue, F-1, 5%, 2/01/36 ........................... 8,250,000 8,792,659
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue, Senior Lien , 2016 A , 5% , 11/15/46 ............................. 5,000,000 5,970,214
New York Liberty Development Corp. ,
Revenue, 2011 - 1WTC, 5.25%, 12/15/43 ................................ 50,000,000 50,698,050
a
Revenue, 2021 A, Refunding, 3%, 11/15/51 .............................. 18,000,000 18,622,388
7 World Trade Center II LLC, Revenue, 2012, 1, Refunding, 5%, 9/15/40 ........ 18,000,000 18,440,534
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 86,360,000 124,166,465
Goldman Sachs Headquarters LLC, Revenue, 2007, 5.5%, 10/01/37 ........... 27,000,000 40,758,176
New York Power Authority , Revenue , 2020 A , Refunding , 4% , 11/15/50 ...........
30,000,000 35,393,556
New York State Dormitory Authority ,
Revenue, 2008 A-1, 5%, 6/01/38 ...................................... 4,635,000 4,653,521
Revenue, 2009 A, AGMC Insured, 5.625%, 10/01/29 ....................... 300,000 301,360
Revenue, 2009 C, AGMC Insured, 5%, 10/01/31 .......................... 45,000 45,173
Revenue, 2009 C, AGMC Insured, 5.125%, 10/01/36 ....................... 60,000 60,237
Revenue, 2010 A, AGMC Insured, 5%, 10/01/21 ........................... 265,000 266,057
Revenue, 2010 A, AGMC Insured, 5%, 10/01/22 ........................... 395,000 396,571
Revenue, 2010 A, AGMC Insured, 5%, 10/01/24 ........................... 710,000 712,855
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/37 1,705,000 1,968,609
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/38 2,200,000 2,532,699
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/39 1,305,000 1,498,824
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/40 1,300,000 1,489,101
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/41 2,100,000 2,600,727
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/45 5,835,000 6,618,492
Educational Housing Services, Inc., Revenue, 2005, AMBAC Insured, 5.25%, 7/01/30 5,150,000 6,175,345
Fashion Institute of Technology, Revenue, 2007, NATL Insured, 5.25%, 7/01/26 ... 6,105,000 6,849,300
Fashion Institute of Technology, Revenue, 2007, NATL Insured, 5.25%, 7/01/34 ... 13,220,000 16,085,063
Fordham University, Revenue, 2020, 4%, 7/01/50 .......................... 4,500,000 5,219,127
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2015, Refunding,
5%, 12/01/45 ................................................... 1,000,000 1,142,812
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/32 ................................................... 500,000 605,657
Memorial Sloan-Kettering Cancer Center, Revenue, 2017-1, Refunding, 4%, 7/01/47 5,000,000 5,689,984

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
Montefiore Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/01/31 ......... $ 1,000,000 $ 1,239,023
Montefiore Obligated Group, Revenue, 2020 A, Refunding, 4%, 9/01/45 ......... 1,500,000 1,715,850
Montefiore Obligated Group, Revenue, 2020 A, Refunding, 4%, 9/01/50 ......... 10,770,000 12,262,882
New School (The), Revenue, 2015 A, Refunding, 5%, 7/01/40 ................ 5,500,000 6,307,965
New School (The), Revenue, 2015 A, Refunding, 5%, 7/01/45 ................ 9,385,000 10,701,375
New York University, Revenue, 2015 A, Refunding, 5%, 7/01/45 ............... 5,000,000 5,777,356
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/38 ............... 5,000,000 6,145,504
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/40 ............... 6,745,000 8,288,721
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/43 ............... 3,000,000 3,678,835
New York University, Revenue, 2019 A, 4%, 7/01/45 ........................ 3,415,000 3,994,280
New York University, Revenue, 2019 A, 5%, 7/01/49 ........................ 50,000,000 63,298,530
Northwell Health Obligated Group, Revenue, 2009 B, 5%, 5/01/39 ............. 10,000,000 10,295,416
Northwell Health Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/01/36 .... 11,000,000 12,666,376
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/27 2,025,000 2,282,463
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/30 1,000,000 1,124,428
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/32 1,000,000 1,122,622
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/34 7,250,000 8,125,949
NYU Langone Hospitals Obligated Group, Revenue, 2020 A, 3%, 7/01/48 ....... 4,000,000 4,289,384
NYU Langone Hospitals Obligated Group, Revenue, 2020 A, 4%, 7/01/50 ....... 35,100,000 40,996,063
NYU Langone Hospitals Obligated Group, Revenue, 2020 A, 4%, 7/01/53 ....... 10,420,000 12,144,517
Rochester Institute of Technology, Revenue, 2019 A, 5%, 7/01/49 .............. 3,500,000 4,360,376
Rockefeller University (The), Revenue, 2019 B, 5%, 7/01/50 .................. 6,500,000 8,255,930
Rockefeller University (The), Revenue, 2019 C, Refunding, 4%, 7/01/49 ......... 9,250,000 10,966,238
Rockefeller University (The), Revenue, 2020 A, Refunding, 5%, 7/01/53 ......... 10,000,000 12,893,588
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/29 ............... 1,375,000 1,595,696
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/30 ............... 1,675,000 1,939,834
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/31 ............... 3,700,000 4,268,377
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/34 ............... 2,000,000 2,298,410
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/48 ............... 6,250,000 7,460,065
St. Joseph's College, Revenue, 2021, 4%, 7/01/40 ......................... 225,000 252,255
St. Joseph's College, Revenue, 2021, 5%, 7/01/51 ......................... 725,000 865,235
State of New York Personal Income Tax, Revenue, 2016 A, 5%, 2/15/41 ......... 4,000,000 4,806,616
State of New York Personal Income Tax, Revenue, 2016 A, 5%, 2/15/42 ......... 1,950,000 2,340,077
State of New York Personal Income Tax, Revenue, 2016 A, 5%, 2/15/43 ......... 8,450,000 10,126,709
State of New York Personal Income Tax, Revenue, 2017 A, 5%, 2/15/37 ......... 5,000,000 6,071,152
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 2/15/38 5,000,000 6,061,373
State of New York Personal Income Tax, Revenue, 2017 A, 5%, 2/15/39 ......... 8,940,000 10,835,369
State of New York Personal Income Tax, Revenue, 2017 A, Pre-Refunded, 5%,
2/15/39 ........................................................ 5,000 6,185
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 5%,
2/15/40 ........................................................ 10,000 12,583
State of New York Personal Income Tax, Revenue, 2017 B, 5%, 2/15/40 ......... 9,415,000 11,577,034
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 5%,
2/15/41 ........................................................ 15,000 18,874
State of New York Personal Income Tax, Revenue, 2017 B, 5%, 2/15/41 ......... 12,410,000 15,239,062
State of New York Personal Income Tax, Revenue, 2017 B, 5%, 2/15/43 ......... 4,590,000 5,623,011
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 5%,
2/15/43 ........................................................ 5,000 6,291
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 4%,
2/15/46 ........................................................ 5,000 5,999
State of New York Personal Income Tax, Revenue, 2017 B, 4%, 2/15/46 ......... 19,995,000 22,812,687
State of New York Personal Income Tax, Revenue, 2018 A, Refunding, 5%, 3/15/45 10,000,000 12,359,699
State of New York Personal Income Tax, Revenue, 2019 A, Refunding, 4%, 3/15/49 10,000,000 11,535,115
State of New York Sales Tax, Revenue, 2014 A, 5%, 3/15/31 ................. 15,685,000 17,560,917
State of New York Sales Tax, Revenue, 2014 A, 5%, 3/15/44 ................. 37,250,000 41,393,869
State of New York Sales Tax, Revenue, 2015 B, 5%, 3/15/40 ................. 12,640,000 14,805,908

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State of New York Sales Tax, Revenue, 2015 B, 5%, 3/15/41 ................. $ 10,520,000 $ 12,308,888
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/34 ................. 10,000,000 12,181,989
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/35 ................. 24,545,000 29,859,827
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/36 ................. 31,550,000 38,346,678
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/41 ................. 10,000,000 12,148,672
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/42 ................. 10,000,000 12,132,291
State of New York Sales Tax, Revenue, 2017 A, 4%, 3/15/46 ................. 16,515,000 18,648,644
State of New York Sales Tax, Revenue, 2018 A, 5%, 3/15/42 ................. 6,235,000 7,721,085
State of New York Sales Tax, Revenue, 2018 A, 4%, 3/15/46 ................. 25,000,000 28,700,560
State of New York Sales Tax, Revenue, 2018 A, 4%, 3/15/48 ................. 10,000,000 11,465,031
State of New York Sales Tax, Revenue, 2018 C, Refunding, 4%, 3/15/44 ........ 5,310,000 6,113,739
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/37 ........ 15,340,000 19,405,830
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/44 ........ 19,715,000 24,701,748
State University Construction Fund, Revenue, 2005 A, AGMC, FGIC Insured, 5.5%,
5/15/22 ........................................................ 5,000,000 5,191,241
State University Construction Fund, Revenue, 2012 A, 5%, 5/15/28 ............ 4,000,000 4,136,624
State University Construction Fund, Revenue, 2012 A, 5%, 5/15/29 ............ 3,000,000 3,102,468
State University Construction Fund, Revenue, 2012 A, 5%, 5/15/30 ............ 1,000,000 1,034,156
State University of New York, Revenue, 2013 A, Pre-Refunded, 5%, 7/01/38 ...... 5,000,000 5,445,057
State University of New York, Revenue, 2013 A, Pre-Refunded, 5%, 7/01/43 ...... 4,150,000 4,519,397
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/35 ........ 2,000,000 2,452,552
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/36 ........ 1,500,000 1,838,243
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/37 ........ 2,000,000 2,449,677
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/38 ........ 1,000,000 1,224,012
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/42 ........ 3,750,000 4,571,850
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/46 ........ 4,000,000 4,849,580
State University of New York, Revenue, 2018 A, 5%, 7/01/43 ................. 4,300,000 5,278,083
State University of New York, Revenue, 2018 A, 5%, 7/01/48 ................. 13,925,000 17,049,308
State University of New York, Revenue, 2019 A, 3%, 7/01/42 ................. 4,165,000 4,438,075
State University of New York, Revenue, 2019 A, 4%, 7/01/43 ................. 1,200,000 1,383,893
State University of New York, Revenue, 2019 A, 4%, 7/01/49 ................. 4,250,000 4,862,676
a
Teachers College, Revenue, 2022, Refunding, 4%, 7/01/46 .................. 4,670,000 5,350,163
New York State Environmental Facilities Corp. ,
New York City Water & Sewer System, Revenue, 2013 A, 5%, 6/15/31 .......... 5,000,000 5,423,381
State of New York State Revolving Fund, Revenue, 2017 A, Refunding, 5%, 6/15/46 28,360,000 34,765,860
State of New York State Revolving Fund, Revenue, 2017 E, 5%, 6/15/42 ........ 8,355,000 10,235,587
State of New York State Revolving Fund, Revenue, 2017 E, 5%, 6/15/47 ........ 12,345,000 15,139,364
State of New York State Revolving Fund, Revenue, 2018 B, 5%, 6/15/48 ........ 7,500,000 9,325,388
State of New York State Revolving Fund, Revenue, 2019 A, 5%, 2/15/49 ........ 5,000,000 6,375,446
New York State Housing Finance Agency , Revenue , 2020 E , 2.45% , 11/01/50 ......
3,000,000 2,973,723
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/45 ........................................ 12,000,000 14,034,691
Revenue, 2019 B, 3%, 1/01/46 ........................................ 4,200,000 4,426,456
Revenue, 2019 B, 4%, 1/01/50 ........................................ 40,000,000 46,568,980
Revenue, L, Refunding, 5%, 1/01/34 ................................... 2,600,000 3,217,463
Revenue, L, Refunding, 5%, 1/01/35 ................................... 3,000,000 3,702,451
Revenue, N, 4%, 1/01/46 ............................................ 10,000,000 11,723,988
Revenue, Junior Lien, 2016 A, 5%, 1/01/46 .............................. 25,000,000 29,186,622
Highway & Bridge Trust Fund, Revenue, 2012 A, 5%, 4/01/32 ................. 11,100,000 11,398,747
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 3/15/38 15,000,000 18,222,457
State of New York Personal Income Tax, Revenue, 2017 C, Refunding, 5%, 3/15/42 8,400,000 10,320,330
State of New York Personal Income Tax, Revenue, 2019 A, 5%, 3/15/42 ......... 10,000,000 12,451,333
New York Transportation Development Corp. ,
Delta Air Lines, Inc., Revenue, 2020, 4%, 10/01/30 ......................... 3,000,000 3,601,744
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/35 ......................... 9,400,000 11,966,402

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp., (continued)
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/40 ......................... $ 3,540,000 $ 4,447,899
Delta Air Lines, Inc., Revenue, 2020, 4.375%, 10/01/45 ..................... 26,500,000 31,486,102
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/41 ............ 2,130,000 2,504,895
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/46 ............ 6,000,000 6,957,788
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 4/30/53 ............. 10,750,000 12,407,746
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/36 ... 200,000 256,886
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/37 ... 350,000 448,502
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/38 ... 300,000 349,285
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/39 ... 400,000 464,453
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/40 ... 400,000 463,754
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/41 ... 2,155,000 2,489,505
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/42 ... 910,000 1,048,180
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/37 ... 2,000,000 2,568,790
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/38 ... 2,000,000 2,562,278
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 4%, 12/01/39 ... 8,010,000 9,403,710
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 4%, 12/01/40 ... 6,225,000 7,291,359
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 4%, 12/01/41 ... 4,800,000 5,588,833
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 4%, 12/01/42 ... 3,885,000 4,520,878
Onondaga County Trust for Cultural Resources ,
Syracuse University, Revenue, 2019, Refunding, 5%, 12/01/45 ................ 11,650,000 14,896,366
Syracuse University, Revenue, 2019, Refunding, 4%, 12/01/47 ................ 12,000,000 14,158,052
Syracuse University, Revenue, 2019, Refunding, 4%, 12/01/49 ................ 5,000,000 5,889,144
Oswego County Industrial Development Agency , Oswego City School District ,
Revenue , 2006 , XLCA Insured , 5% , 12/15/30 ............................. 1,805,000 1,828,805
Port Authority of New York & New Jersey ,
Revenue, 194, Refunding, 5%, 10/15/41 ................................. 10,000,000 11,726,287
Revenue, 200, Refunding, 5%, 10/15/47 ................................. 10,000,000 12,054,241
Revenue, 2016, 4%, 9/01/49 ......................................... 11,815,000 13,741,537
Revenue, 218, 4%, 11/01/47 ......................................... 8,000,000 9,233,551
Revenue, 221, 4%, 7/15/50 .......................................... 12,750,000 14,776,463
Revenue, 223, Refunding, 5%, 7/15/56 ................................. 4,500,000 5,694,169
Revenue, Two Hundred And Seventeen, 4%, 11/01/41 ...................... 10,000,000 11,812,507
Revenue, Two Hundred And Seventeen, 5%, 11/01/44 ...................... 5,000,000 6,324,304
Revenue, Two Hundred Eleventh, Refunding, 5%, 9/01/48 ................... 25,000,000 30,702,175
Revenue, Two Hundred Fifth, Refunding, 5%, 11/15/47 ...................... 26,340,000 32,256,486
Revenue, Two Hundred Fourteen, 4%, 9/01/38 ............................ 7,110,000 8,356,328
Saratoga County Capital Resource Corp. , Skidmore College , Revenue , 2020 A ,
4% , 7/01/50 ...................................................... 2,250,000 2,616,046
Schenectady County Capital Resource Corp. ,
Trustees of Union College, Revenue, 2017, Refunding, 5%, 1/01/40 ............ 2,600,000 3,124,318
Trustees of Union College, Revenue, 2017, Refunding, 5%, 1/01/47 ............ 6,590,000 7,876,336
St. Lawrence County Industrial Development Agency ,
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/34 ............... 125,000 162,968
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/35 ............... 585,000 761,203
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/36 ............... 100,000 130,032
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/37 ............... 120,000 155,523
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/38 ............... 125,000 161,565
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/39 ............... 150,000 193,331
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/40 ............... 475,000 610,254
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/41 ............... 125,000 160,124
a
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/34 ............... 230,000 292,091
a
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/35 ............... 245,000 310,547
a
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/36 ............... 250,000 316,169
a
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/37 ............... 265,000 334,059
a
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/38 ............... 225,000 282,887
a
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/39 ............... 200,000 250,764

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
St. Lawrence County Industrial Development Agency, (continued)
a
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/40 ............... $ 225,000 $ 281,228
a
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/41 ............... 275,000 342,743
Suffolk County Water Authority , Revenue , 2018 A , 4% , 6/01/41 .................
25,000,000 29,239,823
Triborough Bridge & Tunnel Authority ,
Revenue, 1996 B, Pre-Refunded, 5.2%, 1/01/27 ........................... 20,110,000 20,450,213
Revenue, 2013 C, 5%, 11/15/38 ....................................... 5,000,000 5,377,187
Revenue, 2015 B, 5%, 11/15/45 ....................................... 5,000,000 5,855,419
Revenue, 2017 A, Refunding, 5%, 11/15/38 .............................. 11,055,000 13,575,049
Revenue, 2017 A, Refunding, 5%, 11/15/42 .............................. 5,750,000 7,011,847
Revenue, 2017 A, Refunding, 5%, 11/15/47 .............................. 13,000,000 15,836,869
Revenue, 2017 B, Refunding, 5%, 11/15/36 .............................. 21,080,000 25,916,081
Revenue, 2017 B, Refunding, 5%, 11/15/37 .............................. 18,190,000 22,362,682
Revenue, 2019 A, 5%, 11/15/49 ....................................... 9,000,000 11,244,948
Revenue, 2020 A, 5%, 11/15/49 ....................................... 10,000,000 12,867,390
Metropolitan Transportation Authority Payroll Mobility Tax, Revenue, Senior Lien,
2021 A-1, Refunding, 5%, 5/15/51 .................................... 5,000,000 6,433,668
Troy Capital Resource Corp. ,
Revenue, 2021, Refunding, 4%, 9/01/33 ................................. 100,000 120,595
Revenue, 2021, Refunding, 4%, 9/01/34 ................................. 160,000 192,568
Revenue, 2021, Refunding, 4%, 9/01/35 ................................. 180,000 216,408
Revenue, 2021, Refunding, 4%, 9/01/36 ................................. 280,000 335,641
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/35 ...... 4,500,000 5,829,962
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/36 ...... 5,000,000 6,459,087
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/39 ...... 2,500,000 3,203,451
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 4%, 9/01/40 ...... 1,500,000 1,779,170
Trust for Cultural Resources of The City of New York (The) ,
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 4%,
12/01/34 ....................................................... 1,000,000 1,206,309
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 4%,
12/01/35 ....................................................... 1,250,000 1,504,616
Utility Debt Securitization Authority ,
Revenue, 2015, Refunding, 5%, 12/15/33 ................................ 20,000,000 23,805,006
Revenue, 2015, Refunding, 5%, 12/15/34 ................................ 9,950,000 11,824,346
Revenue, 2016 A, Refunding, 5%, 12/15/34 .............................. 33,870,000 40,809,204
Revenue, 2016 B, Refunding, 5%, 12/15/33 .............................. 5,750,000 6,937,099
Revenue, 2017, 5%, 12/15/40 ........................................ 10,000,000 12,503,768
Revenue, 2017, 5%, 12/15/41 ........................................ 8,500,000 10,613,025
Western Nassau County Water Authority ,
Revenue, 2015 A, Pre-Refunded, 5%, 4/01/40 ............................ 1,400,000 1,636,894
Revenue, 2015 A, Pre-Refunded, 5%, 4/01/45 ............................ 2,250,000 2,630,723
3,572,822,365
Tennessee 0.2%
c
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 4,000,000 5,344,984
U.S. Territories 0.0%
†
Puerto Rico 0.0%
†
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,050,000 1,144,565
Puerto Rico Highway & Transportation Authority , Revenue , 2007 N , Refunding , AGMC
Insured , 5.25% , 7/01/34 ............................................. 145,000 162,341
1,306,906
Total U.S. Territories .................................................................... 1,306,906
Total Municipal Bonds (Cost $3,323,134,169) ...................................
3,658,027,711
a a a a

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

See Abbreviations on page 12 .
c
Short Term Investments 0.8%
a a
Principal
Amount
a
Value
Municipal Bonds 0.8%
New York 0.8%
d
Metropolitan Transportation Authority , Dedicated Tax Fund , Revenue , 2008 A-1 ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 0.01% , 11/01/31 ........... $ 4,200,000 $ 4,200,000
d
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.01% , 1/01/34 12,970,000 12,970,000
d
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2003 A-4 ,
Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.01% , 11/01/29 ........... 5,000,000 5,000,000
d
Triborough Bridge & Tunnel Authority , Revenue , 2001 C , Refunding , LOC State Street
Bank & Trust Co. , Daily VRDN and Put , 0.01% , 1/01/32 ..................... 6,720,000 6,720,000
28,890,000
Total Municipal Bonds (Cost $28,890,000) ......................................
28,890,000
Total Short Term Investments (Cost $28,890,000 ) ................................
28,890,000
a
Total Investments (Cost $3,352,024,169) 99.6% ..................................
$3,686,917,711
Other Assets, less Liabilities 0.4% .............................................
16,709,691
Net Assets 100.0% ...........................................................
$3,703,627,402
†
Rounds to less than 0.1% of net assets.
a
Security purchased on a when-issued basis.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2021, the aggregate value of these securities was $4,503,425, representing 0.1% of net assets.
c
The maturity date shown represents the mandatory put date.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Income Fund

Quarterly Statement of Investments
Notes to Statement of Investments (unaudited)
1. Organization
Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

Franklin New York Tax-Free Income Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At August 31, 2021, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs. For detailed categories, see the accompanying Statement of Investments.
6. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
FNMA Federal National Mortgage Association
GO General Obligation
LOC Letter of Credit
NATL National Reinsurance Corp.
SPA Standby Purchase Agreement
XLCA XL Capital Assurance, Inc.
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.